Other Gains (Losses) (Tables)	12 Months Ended
Aug. 31, 2018
Expenses by nature [abstract]
Schedule Of Other Losses

	2018	2017
	$	$
Realized and unrealized foreign exchange gains	1	12
Investment write-downs	–	(82)
Gain/(loss) on disposal of fixed assets	15	(2)
Other	13	7
	29	(65)